Shareholder Fees - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO	Apr. 29, 2023 USD ($)
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none